March 5, 1999

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:      Office of Filings, Information and Consumer Services

RE:        Alleghany Funds (the "Company")
           File Nos. 33-68666 and 811-8004

Gentlemen:

Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended, please accept this letter as certification on behalf of the Company's Class N Share and Class I Share Prospectuses and the combined Statement of Additional Information which do not differ from that contained in Post-Effective Amendment No. 15 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 1999 (Accession # 00000927405-99-000075).


Kindly return an electronic transmittal as evidence of your receipt of this filing. If you have any questions, please contact Laurie Buckley at (617) 573-1559.

Very truly yours,
/s/ Gail A. Hanson
Gail A. Hanson
Counsel